Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Research and development expenses	$ 23	$ 51
Carryforward tax losses	1,738	1,867
Other	9	44
Less - valuation allowance	(1,738)	(1,867)
Deferred income taxes	$ 32	$ 95